Earnings Per Share (Tables)	12 Months Ended
Jun. 30, 2026
Earnings Per Share [Abstract]
Schedule of Earnings Per Share
	2026	2025	2024
Net profit (loss) attributed to shareholders	(90,009)	138,019	226,867
Weighted average number of common shares issued	99,615	99,615	99,615
Effect from dilution – shares (in thousands)	-	543	459
Weighted average number of common shares issued adjusted by the dilution effect	99,615	100,158	100,074
Basic earnings per share – in Brazilian Reais	(0.9036)	1.3855	2.2774
Diluted earnings per share – in Brazilian Reais	(0.9036)	1.3780	2.2670